Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	The following tables set forth, by level within the fair value hierarchy, a summary of the Plan’s investments measured at fair value as of December 31, 2025 and 2024.

	Level 1	Level 2	Total
December 31, 2025

Southern Company Common Stock	$3,133,901,439		$3,133,901,439
Money Market Fund	4,453,394		4,453,394
Self-Directed Investments	893,397,975	43,666,599	937,064,574

Total Investments in Hierarchy	$4,031,752,808	$43,666,599	$4,075,419,407

Investments Valued at NAV
Common Collective Trusts (1)(2)			6,035,516,366

Total Investments at Fair Value			$10,110,935,773

	Level 1	Level 2	Total
December 31, 2024

Southern Company Common Stock	$3,064,813,002		$3,064,813,002
Money Market Fund	2,011,460		2,011,460
Self-Directed Investments	756,504,353	41,146,530	797,650,883

Total Investments in Hierarchy	$3,823,328,815	$41,146,530	$3,864,475,345

Investments Valued at NAV
Common Collective Trusts (1)(2)			5,303,001,223

Total Investments at Fair Value			$9,167,476,568
(1)Certain investments measured at NAV per unit (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented are intended to permit reconciliation of the fair value hierarchy to the statement of net assets available for benefits.
(2)Measured using the NAV per unit (or its equivalent) as a practical expedient and held in a fund that files a Form 5500, Annual Return/Report of Employee Benefit Plan, as a direct filing entity.